SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Government institutions	$ 14,391	$ 17,325
Customer advances	917	1,028
Deferred taxes	3,076	2,509
Accrued royalties to the OCS (Note 14f)	1,170	0
Accrued expenses and other current liabilities	10,570	4,620
Total	$ 30,124	$ 25,482